Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005510 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005510 | TechnipFMC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005510 | Matador Resources
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005510 | Meritage Homes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005510 | Pinnacle Financial Partners
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005510 | Strategic Education
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005510 | Popular
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005510 | Select Medical Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005510 | Terreno Realty
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005510 | Houlihan Lokey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005510 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000005510 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000005510 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000005510 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005510 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005510 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005510 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005510 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005510 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005511 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005511 | TechnipFMC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005511 | Matador Resources
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005511 | Meritage Homes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005511 | Pinnacle Financial Partners
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005511 | Strategic Education
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005511 | Popular
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005511 | Select Medical Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005511 | Terreno Realty
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005511 | Houlihan Lokey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005511 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000005511 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000005511 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000005511 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005511 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005511 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005511 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005511 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005511 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159683 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159683 | TechnipFMC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159683 | Matador Resources
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159683 | Meritage Homes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159683 | Pinnacle Financial Partners
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159683 | Strategic Education
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159683 | Popular
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159683 | Select Medical Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159683 | Terreno Realty
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159683 | Houlihan Lokey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159683 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000159683 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000159683 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000159683 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000159683 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000159683 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000159683 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159683 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159683 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219318 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219318 | TechnipFMC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219318 | Matador Resources
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219318 | Meritage Homes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219318 | Pinnacle Financial Partners
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219318 | Strategic Education
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219318 | Popular
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219318 | Select Medical Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219318 | Terreno Realty
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219318 | Houlihan Lokey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219318 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000219318 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000219318 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000219318 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000219318 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000219318 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000219318 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219318 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219318 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%